Stock-based Compensation (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units RSU [Member]
Share Based Compensation Equity Instruments Other Than Options Plan Activity [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 79.24
Units Granted Weighted Average Grant Date Fair Value	$ 91.31
Awards Vested Weighted Average Grant Date Fair Value	$ 74.61
Units Cancelled Weighted Average Grant Date Fair Value	$ 87.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 87.58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	29,664
Restricted Stock Granted Shares	11,475
Units Vested	(15,733)
Forfeited Units	(2,957)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	22,449
Restricted Operating Partnership Units Plan [Member]
Share Based Compensation Equity Instruments Other Than Options Plan Activity [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 76.27
Units Granted Weighted Average Grant Date Fair Value	$ 86.79
Awards Vested Weighted Average Grant Date Fair Value	$ 69.48
Units Cancelled Weighted Average Grant Date Fair Value	$ 83.16
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 83.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	765,971
Restricted Stock Granted Shares	226,638
Units Vested	(327,555)
Forfeited Units	(6,575)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	658,479
Employee Stock Option [Member]
Share Based Compensation Employee Stock Purchase Plan Activity [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 67.51
Stock Options Granted Weighted Average Exercise Price	$ 91.32
Stock Options Exercised Weighted Average Exercise Price	$ 67.27
Stock Options Cancelled Weighted Average Exercise Price	$ 104.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 67.38	$ 67.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	3,248,699
Stock Options Granted Shares	49,088
Stock Options Exercised Shares	(434,204)
Stock Options Cancelled Shares	(43,468)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	2,820,115	3,248,699
Options Vested And Expected To Vest Shares	2,818,587
Options Vested And Expected To Vest Weighted Average Exercise Price	$ 67.37
Options Excercisable Shares	2,606,260
Options Excercisable Weighted Average Exercise Price	$ 65.62
Options Exercisable Weighted Average Remaining Contractual Term	4 years 4 months 24 days
Options Outstanding Weighted Average Remaining Contractual Term	4 years 7 months 6 days
Options Vested And Expected To Vest Weighted Average Remaining Contractual Term	4 years 7 months 6 days
Options Outstanding Aggregate Intrinsic Value (in US dollars)	$ 145,317
Options Vested And Expected To Vest Aggregate Intrinsic Value (in US dollars)	145,271
Options Excercisable Aggregate Intrinsic Value (in US dollars)	$ 138,912
Fair Value Assumptions Expected Volatility Rate	36.00%	36.00%	36.00%
Fair Value Assumptions Expected Life	5 years	5 years	5 years
Fair Value Assumptions Risk Free Interest Rate	1.81%	0.91%	1.05%
Fair Value Assumptions Risk Expected Dividend Yield (in percentage)	4.10%	4.30%	4.30%